Pension and Postretirement Benefit Plans (Tables)	6 Months Ended
Jun. 30, 2012
Pension and Postretirement Benefit Plans [Abstract]
Components of net periodic benefit cost

	Three Months Ended June 30,
	2012			2011
	Pension Benefits	Foreign Pension Benefits	Postretirement Benefits	Pension Benefits	Foreign Pension Benefits	Postretirement Benefits
Service cost	$—	$—	$—	$—	$—	$—
Interest cost	0.2	2.4	0.2	0.3	2.5	0.3
Expected return on plan assets	—	(3.0)	—	—	(3.0)	—
Amortization of actuarial loss	0.1	0.5	—	—	0.4	—

Net period benefit cost (income)	$0.3	$(0.1)	$0.2	$0.3	$(0.1)	$0.3

	Six Months Ended June 30,
	2012			2011
	Pension Benefits	Foreign Pension Benefits	Postretirement Benefits	Pension Benefits	Foreign Pension Benefits	Postretirement Benefits
Service cost	$—	$—	$—	$—	$—	$—
Interest cost	0.4	4.8	0.4	0.5	4.9	0.5
Expected return on plan assets	—	(6.0)	—	—	(5.9)	—
Amortization of actuarial loss	0.1	1.0	—	—	0.7	—

Net period benefit cost (income)	$0.5	$(0.2)	$0.4	$0.5	$(0.3)	$0.5